Principal Accounting Policies (Details 2) ¥ in Thousands, $ in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 EUR (€)
Revenue recognition
Number of revenue models used for PC-client game services | item	2
Practical Expedients - financing component	true
Practical Expedients - costs to obtain a contract	true
Cash, cash equivalents and time deposits
Cash at bank and demand deposits	¥ 9,117,219	$ 1,397,275			¥ 3,246,373
PRC subsidiaries and VIEs
Cash, cash equivalents and time deposits
Cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs | ¥	¥ 23,600,000				¥ 14,800,000
Percentage of cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs	27.20%	27.20%	27.20%	27.20%	25.00%	25.00%	25.00%	25.00%
Denominated in U.S. dollars
Cash, cash equivalents and time deposits
Cash at bank and demand deposits	¥ 4,392,000	$ 673,100			¥ 1,580,700	$ 226,600
Time deposits	55,840,000	$ 8,558,000			30,576,300	$ 4,382,900
Denominated in HK dollars
Cash, cash equivalents and time deposits
Cash at bank and demand deposits	13,800		$ 16.4		19,000		$ 21.3
Denominated in Euro
Cash, cash equivalents and time deposits
Cash at bank and demand deposits	¥ 10,700			€ 1.3	¥ 2,700			€ 0.4
Less than
Revenue recognition
Term of advertising service contracts	3 months